Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Non-cancellable Operating Lease Rentals Related to Total Future Aggregate Minimum Lease Payments
Non-cancellable operating lease rentals relate to total future aggregate minimum lease payments and are payable as follows:

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Less than one year	22.2	17.8
Between one and three years	38.5	26.1
Between three and five years	26.0	17.8
More than five years	94.9	106.6
Total	181.6	168.3